Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity [Abstract]
Schedule Of Accumulated Other Comprehensive Loss, Net

	Foreign currency translation adjustments	Unrealized (losses) gains on interest rate swap contracts, net of tax		Total
	(In thousands)
Total accumulated other comprehensive loss, net as of January 1, 2012	$(27,135)	$(56,767)	(1)	$(83,902)
Other comprehensive income (loss) before reclassification	2,501	(49,485)	(2)	(46,984)
Amounts reclassified from accumulated other comprehensive loss, net	—	25,801	(2)	25,801
Total accumulated other comprehensive loss, net as of December 31, 2012	$(24,634)	$(80,451)	(1)	$(105,085)
Other comprehensive income before reclassification	6,198	62	(3)	6,260
Amounts reclassified from accumulated other comprehensive loss, net	—	25,871	(3)	25,871
Total accumulated other comprehensive loss, net as of December 31, 2013	$(18,436)	$(54,518)	(1)	$(72,954)
Other comprehensive loss before reclassification	(16,273)	(29,239)	(4)	(45,512)
Amounts reclassified from accumulated other comprehensive loss, net	—	35,459	(4)	35,459
Total accumulated other comprehensive loss, net as of December 31, 2014	$(34,709)	$(48,298)	(1)	$(83,007)

___________

(1) Net of deferred income tax benefit of $12,602 as of January 1, 2012, and $27,413, $10,829, and $6,701 as of December 31, 2012, 2013, and 2014, respectively.

(2) Net of deferred income tax benefit of $30,946 for Other comprehensive income (loss) before reclassification and deferred income tax expense of $16,135 for Amounts reclassified from accumulated other comprehensive loss, net, respectively, for the year ended December 31, 2012.

(3) Net of deferred income tax expense of $40 for Other comprehensive income before reclassification and deferred income tax expense of $16,544 for Amounts reclassified from accumulated other comprehensive loss, net, respectively, for the year ended December 31, 2013.

(4) Net of deferred income tax benefit of $19,405 for Other comprehensive loss before reclassification and deferred income tax expense of $23,533 for Amounts reclassified from accumulated other comprehensive loss, net, respectively, for the year ended December 31, 2014.